Redeemable Ordinary Shares - Additional Information (Detail)	0 Months Ended			1 Months Ended
	Jan. 29, 2008 USD ($)	Jan. 29, 2008 CNY	Jan. 29, 2008 Convertible Bonds USD ($)	Jan. 29, 2008 Convertible Bonds American Depositary Share (ADSs)	Jan. 29, 2008 Convertible Bonds Redeemable Ordinary Shares
Class of Stock [Line Items]
Number of shares issued				9,019,611	45,098,055
Redeemable ordinary shares, par value			$ 0.0001
Adjustment of fair value that would have been recognized if guidance in ASU 2009-15 had been applied from issuance date	$ 3,076	22,000